SHARE-BASED PAYMENTS	6 Months Ended
Jun. 30, 2020
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 4 - SHARE-BASED PAYMENTS:

 The following is information on options granted during the six months ended June 30, 2020:

	Number of options granted
	According to the Award Plan
	of the Company

Date of grant	Other than to directors (1)	To directors (1)(2)	Total	Exercise price for 1 ADS ($)	Fair value of options on date of grant in U.S. dollars in thousands (3)
January 2020	95,000	—	95,000	6.60	243
February 2020	52,500	—	52,500	6.05	119
March 2020	285,000	144,000	429,000	4.87	970
May 2020	143,000	75,000	218,000	6.84-7.84	831
June 2020	767,500	—	767,500	7.72	2,671
	1,343,000	219,000	1,562,000		4,834

1)

The options will vest as follows: for directors, employees and consultants of the Company and the Company's subsidiary who had provided services exceeding one year as of the grant date, options will vest in 16 equal quarterly installments over a four-year period. For directors, employees and consultants of the Company and the Company's subsidiary who had not provided services exceeding one year as of the grant date, the options will vest as follows: 1/4 of the options will vest one year following the grant date and the rest over 12 equal quarterly installments. During the contractual term, the options will be exercisable, either in full or in part, from the vesting date until the end of 10 years from the date of grant.

2)

The general meeting of the Company’s shareholders held on May 4, 2020 (the “May 2020 AGM”), subsequent to approval of the Company’s BoD, approved the grant of 219,000 options under the Company’s stock options plan to directors and to the Company's Chief Executive Officer.

3)

The fair value of the options was computed using the binomial model and the underlying data used was mainly the following: price of the Company's ADS: $4.87-$7.84, expected volatility: 57.73%-61.95%, risk-free interest rate: 0.88%-1.51% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates.